Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.4%
	DEBT FUNDS - 83.5%
410,846	iShares 0-5 Year High Yield Corporate Bond ETF	$19,190,617
90,999	iShares 7-10 Year Treasury Bond ETF	9,706,863
72,812	iShares JP Morgan USD Emerging Markets Bond ETF	8,013,689
304,724	iShares Preferred & Income Securities ETF	11,137,662
1,205,043	iShares Short Maturity Bond ETF	60,541,360
225,753	iShares Short-Term National Muni Bond ETF	23,929,818
	TOTAL DEBT FUNDS (Cost - $130,303,589)	132,520,009

	EQUITY FUNDS - 11.9%
172,008	iShares Core Dividend Growth ETF	6,321,294
36,361	iShares Edge MSCI USA Quality Factor ETF	3,219,767
148,698	iShares International Select Dividend ETF	4,588,820
109,074	iShares Mortgage Real Estate ETF	4,727,267
	TOTAL EQUITY FUNDS (Cost - $18,423,627)	18,857,148

	TOTAL EXCHANGE TRADED FUNDS (Cost - $148,727,216)	151,377,157

	EXCHANGE TRADED NOTES - 3.0%
	EQUITY FUND - 3.0%
185,683	JPMorgan Alerian MLP Index ETN	4,736,773
	TOTAL EXCHANGE TRADED NOTES (Cost - $4,690,480)	4,736,773

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUNDS - 1.7%
4,682	Dreyfus Treasury Securities Cash Management - Institutional Class, 2.27% *	4,682
14,264	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 2.30% *	14,264
2,706,747	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.32% *	2,706,747
14,157	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 2.04% *	14,157
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,739,850)	2,739,850

	TOTAL INVESTMENTS - 100.1% (Cost - $156,157,546)	$158,853,780
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(189,772)
	NET ASSETS - 100.0%	$158,664,008

	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note
	MLP - Master Limited Partnership
	MSCI - Morgan Stanley Capital International
*	Money market fund; interest rate reflects effective yield on March 31, 2019.

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.7%
	DEBT FUNDS - 99.7%
2,512,547	iShares 1-3 Year Treasury Bond ETF	$211,355,454
2,105,627	Schwab Short-Term U.S. Treasury ETF	105,681,419
1,748,192	Vanguard Short-Term Treasury ETF	105,625,761
	TOTAL EXCHANGE TRADED FUNDS (Cost - $418,035,910)	422,662,634

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUNDS - 0.4%
4,508	Dreyfus Treasury Securities Cash Management - Institutional Class, 2.27% *	4,508
6,214	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 2.30% *	6,214
1,734,896	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.32% *	1,734,896
4,915	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 2.04% *	4,915
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,750,533)	1,750,533

	TOTAL INVESTMENTS - 100.1% (Cost - $419,786,443)	$424,413,167
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(565,534)
	NET ASSETS - 100.0%	$423,847,633

	ETF - Exchange Traded Funds
*	Money market fund; interest rate reflects effective yield on March 31, 2019.

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value
	COMMON STOCK - 94.8%
	BANKS - 7.6%
85,756	FNB Corp.	$909,014
25,394	PacWest Bancorp	955,068
26,805	United Bankshares, Inc.	971,413
95,531	Valley National Bancorp	915,187
		3,750,682
	COMMERCIAL SERVICES - 6.3%
18,655	Booz Allen Hamilton Holding Corp.	1,084,602
25,014	Macquarie Infrastructure Corp.	1,031,077
46,950	Sabre Corp.	1,004,261
		3,119,940
	COMPUTERS - 4.0%
15,831	Leidos Holdings, Inc.	1,014,609
12,875	Science Applications International Corp.	990,731
		2,005,340
	DISTRIBUTION/WHOLESALE - 6.1%
20,617	KAR Auction Services, Inc.	1,057,858
30,641	Triton International Ltd.	952,935
7,079	Watsco, Inc.	1,013,784
		3,024,577
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
171,718	BGC Partners, Inc.	911,823

	ELECTRIC - 4.1%
67,274	Clearway Energy, Inc.	1,016,510
14,258	NorthWestern Corp.	1,003,906
		2,020,416
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.0%
21,993	Energizer Holdings, Inc.	988,145
8,394	Hubbell, Inc.	990,324
		1,978,469
	ELECTRONICS - 7.9%
23,371	Avnet, Inc.	1,013,600
22,208	National Instruments Corp.	985,147
10,627	SYNNEX Corp.	1,013,710
49,463	Vishay Intertechnology, Inc.	913,582
		3,926,039
	ENTERTAINMENT - 5.9%
25,632	Cinemark Holdings, Inc.	1,025,024
71,356	International Game Technology PLC	926,914
19,719	Six Flags Entertainment Corp.	973,133
		2,925,071
	FOOD - 2.1%
49,070	Flowers Foods, Inc.	1,046,172

	HEALTHCARE-PRODUCTS - 8.5%
5,213	Bio-Techne Corp.	1,035,041
9,661	Hill-Rom Holdings, Inc.	1,022,713
8,327	STERIS PLC	1,066,106
9,731	West Pharmaceutical Services, Inc.	1,072,356
		4,196,216
	HEALTHCARE-SERVICES - 2.0%
16,932	Encompass Health Corp.	988,829

	INSURANCE - 2.0%
48,196	Old Republic International Corp.	1,008,260

	MEDIA - 2.0%
21,651	Tribune Media Co.	998,977

	METAL FABRICATE/HARDWARE - 2.0%
22,919	Timken Co.	999,727

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Shares		Fair Value
	COMMON STOCK - 94.8% (Continued)
	OIL & GAS - 4.1%
25,581	CVR Energy, Inc.	$1,053,937
33,929	Murphy Oil Corp.	994,120
		2,048,057
	PACKING & CONTAINERS - 6.3%
18,799	Bemis Co., Inc.	1,042,969
24,537	Greif, Inc.	1,012,151
17,009	Sonoco Products Co.	1,046,564
		3,101,684
	RETAIL - 6.0%
6,324	Cracker Barrel Old Country Store, Inc.	1,022,022
11,976	MSC Industrial Direct Co., Inc.	990,535
17,579	Williams-Sonoma, Inc.	989,170
		3,001,727
	SAVINGS & LOANS - 3.9%
81,499	New York Community Bancorp, Inc.	942,943
59,885	TFS Financial Corp.	986,306
		1,929,249
	SEMICONDUCTORS - 2.0%
66,457	Cypress Semiconductor Corp.	991,538

	SOFTWARE- 2.1%
11,785	j2 Global, Inc.	1,020,581

	TELECOMMUNICATIONS - 2.0%
32,056	Telephone & Data Systems, Inc.	985,081

	TRANSPORTATION - 2.1%
16,659	Ryder System, Inc.	1,032,691

	TOTAL COMMON STOCK (Cost - $48,439,762)	47,011,146

	REITS - 4.1%
195,160	Colony Capital, Inc.	1,038,251
71,718	Two Harbors Investment Corp.	970,345
	TOTAL REIT'S (Cost - $2,169,378)	2,008,596

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
862,577	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.32% *	862,577
	TOTAL SHORT-TERM INVESTMENTS (Cost - $862,577)

	TOTAL INVESTMENTS - 100.6% (Cost - $51,471,717)	$49,882,319
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(296,242)
	NET ASSETS - 100.0%	$49,586,077

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on March 31, 2019

Power Floating Rate Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 26.2%
	DEBT FUNDS - 26.2%
39,323	First Trust Senior Loan ETF	$1,852,113
42,762	Highland/iBoxx Senior Loan ETF	753,039
167,512	Invesco Senior Loan ETF	3,792,472
44,551	iShares iBoxx $ High Yield Corporate Bond ETF	3,852,325
62,876	SPDR Blackstone / GSO Senior Loan ETF	2,895,440
107,203	SPDR Bloomberg Barclays High Yield Bond ETF	3,856,092
109,729	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,990,115
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,793,881)	19,991,596

	MUTUAL FUNDS - 72.8%
	DEBT FUNDS - 72.8%
380,334	BlackRock Funds II - Floating Rate Income - Institutional Class	3,776,718
151,643	Columbia Floating Rate Fund - Institutional Class	1,352,658
220,973	Eaton Vance Floating-Rate & High Income Fund - Institutional Class	1,924,673
352,836	Eaton Vance Floating-Rate Advantaged Fund - Institutional Class	3,775,350
423,914	Eaton Vance Floating-Rate Fund - Institutional Class	3,764,353
438,768	Franklin Floating Rate Daily Access Fund - Advisor Class	3,738,300
394,495	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	3,692,474
125,749	Guggenheim Floating Rate Strategies Fund - Institutional Class	3,178,926
444,966	Hartford Floating Rate Fund - Institutional Class	3,733,263
155,829	John Hancock Funds II - Floating Rate Income Fund - Institutional Class	1,288,702
328,273	JPMorgan Floating Rate Income Fund - Institutional Class	3,010,262
392,485	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Institutional Class	3,720,761
424,142	Lord Abbett Floating Rate Income - Institutional Class	3,766,384
118,261	Nuveen Symphony Floating Rate Income Fund - Institutional Class	2,271,786
480,026	Oppenheimer Senior Floating Rate Fund - Institutional Class	3,773,005
195,218	Pacific Funds Floating Rate Income - Institutional Class	1,932,658
82,730	Virtus Newsfleet Senior Floating Rate Fund - Institutional Class	755,324
445,129	Virtus Seix Floating Rate High Income Fund - Institutional Class	3,792,500
239,295	Voya Floating Rate Fund - Institutional Class	2,294,843
	TOTAL MUTUAL FUNDS (Cost - $55,419,397)	55,542,940

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
795,524	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.32% *	795,524
	TOTAL SHORT-TERM INVESTMENTS (Cost - $795,524)

	TOTAL INVESTMENTS - 100.0% (Cost - $76,008,802)	$76,330,060
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	1,945
	NET ASSETS - 100.0%	$76,332,005

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on March 31, 2019.

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value
	COMMON STOCK - 99.0%
	AEROSPACE / DEFENSE - 3.8%
2,636	Boeing Co.	$1,005,423
2,601	TransDigm Group, Inc.*	1,180,828
		2,186,251
	BEVERAGES - 1.8%
18,584	Monster Beverage Corp.*	1,014,315

	BIOTECHNOLOGY - 4.0%
13,503	Incyte Corp.*	1,161,393
2,748	Regeneron Pharmaceuticals, Inc.*	1,128,384
		2,289,777
	BUILDING MATERIALS - 1.9%
28,290	Masco Corp.	1,112,080

	CHEMICALS - 4.1%
6,192	Air Products & Chemicals, Inc.	1,182,424
6,540	Linde PLC	1,150,582
		2,333,006
	COMMERCIAL SERVICES - 4.1%
4,873	FleetCor Technologies, Inc.*	1,201,633
8,525	Global Payments, Inc.	1,163,833
		2,365,466
	COSMETICS / PERSONAL CARE - 4.1%
101,856	Coty, Inc.	1,171,344
7,112	Estee Lauder Cos, Inc.	1,177,392
		2,348,736
	DISTRIBUTION / WHOLESALE - 2.0%
19,089	Copart, Inc.*	1,156,602

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
35,133	Synchrony Financial	1,120,743

	ELECTRIC - 8.0%
62,927	AES Corp.	1,137,720
37,090	CenterPoint Energy, Inc.	1,138,663
12,073	Entergy Corp.	1,154,541
27,369	FirstEnergy Corp.	1,138,824
		4,569,748
	ELECTRONICS - 6.1%
13,433	Garmin Ltd.	1,159,939
13,230	Keysight Technologies, Inc.*	1,153,656
4,653	Waters Corp.*	1,171,207
		3,484,802
	FOOD - 4.2%
23,997	General Mills, Inc.	1,241,845
23,909	Mondelez International, Inc.	1,193,537
		2,435,382
	HEALTHCARE-PRODUCTS - 4.0%
8,884	Danaher Corp.	1,172,866
23,064	DENTSPLY SIRONA, Inc.	1,143,744
		2,316,610
	HOME FURNISHINGS - 1.8%
25,037	Leggett & Platt, Inc.	1,057,062

	HOUSEHOLD PRODUCTS / WARES - 2.0%
10,248	Avery Dennison Corp.	1,158,024

	INSURANCE - 6.0%
23,094	Hartford Financial Services Group, Inc.	1,148,234
15,461	Progressive Corp.	1,114,583
6,564	Willis Towers Watson PLC	1,152,967
		3,415,784
	INTERNET - 5.9%
30,985	eBay, Inc.	1,150,783
6,571	Facebook, Inc.*	1,095,320
3,171	Netflix, Inc.*	1,130,652
		3,376,755
	MEDIA - 2.0%
3,343	Charter Communications, Inc.*	1,159,720

	MISCELLANEOUS MANUFACTURING - 2.0%
115,250	General Electric Co.	1,151,347

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Shares		Fair Value
	COMMON STOCK - 99.0% (Continued)
	OIL AND GAS- 4.4%
41,307	Devon Energy Corp.	$1,303,649
20,065	Hess Corp.	1,208,515
		2,512,164
	OIL AND GAS SERVICES - 2.1%
42,817	Baker Hughes a GE Co.	1,186,887

	PACKAGING AND CONTAINERS- 4.0%
20,196	Ball Corp.	1,168,541
24,825	Sealed Air Corp.	1,143,439
		2,311,980
	PIPELINES - 4.0%
56,289	Kinder Morgan, Inc.	1,126,343
41,108	Williams Cos, Inc.	1,180,622
		2,306,965
	RETAIL - 4.4%
1,193	AutoZone, Inc.*	1,221,775
1,809	Chipotle Mexican Grill, Inc.*	1,284,951
		2,506,726
	SEMICONDUCTORS - 2.1%
9,301	Xilinx, Inc.	1,179,274

	SOFTWARE - 6.2%
18,770	Cadence Design Systems, Inc.*	1,192,083
11,341	Electronic Arts, Inc.*	1,152,586
6,091	MSCI, Inc.	1,211,134
		3,555,803
	WATER - 2.0%
10,913	American Water Works Co., Inc.	1,137,789

	TOTAL COMMON STOCK (Cost - $55,596,612)	56,749,798

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
977,787	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.32% **	977,787
	TOTAL SHORT-TERM INVESTMENTS (Cost - $977,787)

	TOTAL INVESTMENTS - 100.7% (Cost - $56,574,399)	$57,727,585
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(402,444)
	NET ASSETS - 100.0%	$57,325,141

	PLC - Public Limited Company
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on March 31, 2019.

Power Global Tactical Allocation/JA Forlines Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.6%
	DEBT FUNDS - 53.5%
57,195	iShares JP Morgan USD Emerging Markets Bond ETF	$6,294,882
234,216	iShares Preferred & Income Securities ETF	8,560,595
969,607	iShares Short Maturity Bond ETF	48,713,056
	TOTAL DEBT FUNDS (Cost - $47,179,260)	63,568,533

	EQUITY FUNDS - 42.1%
209,575	iShares Core MSCI EAFE ETF	12,735,873
239,417	iShares Core MSCI Emerging Markets ETF	12,380,253
139,108	iShares Edge MSCI USA Quality Factor ETF	12,318,013
169,476	iShares Exponential Technologies ETF	6,446,867
31,213	iShares U.S. Healthcare ETF	6,048,455
	TOTAL EQUITY FUNDS (Cost - $63,241,665)	49,929,461

	TOTAL EXCHANGE TRADED FUNDS (Cost - $110,420,925)	113,497,994

	EXCHANGE TRADED NOTE - 4.2%
	EQUITY FUND -4.2%
195,928	JPMorgan Alerian MLP Index ETN	4,998,123
	TOTAL EXCHANGE TRADED NOTES (Cost - $4,832,195)

	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUND - 0.2%
250,092	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 2.32% *	250,092
	TOTAL SHORT-TERM INVESTMENTS (Cost - $250,092)

	TOTAL INVESTMENTS - 100.0% (Cost - $115,503,212)	$118,746,209
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(30,822)
	NET ASSETS - 100.0%	$118,715,387

	EAFE - Europe, Australasia and Far East
	ETF - Exchange Traded Fund
	ETN - Exhange Traded Note
	MLP - Master Limited Partnership
	MSCI - Morgan Stanley Capital International
*	Money market fund; interest rate reflects effective yield on March 31, 2019

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Funds' calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the funds' investments carried at fair value:

Power Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$151,377,157	$-	$-	$151,377,157
Exchange Traded Notes	4,736,773			4,736,773
Money Market Funds	2,739,850	-	-	2,739,850
Total	$158,853,780	$-	$-	$158,853,780
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$422,662,634	$-	$-	$422,662,634
Money Market Funds	1,750,533	-	-	1,750,533
Total	$424,413,167	$-	$-	$424,413,167
Power Dividend Mid-Cap Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$47,011,146	$-	$-	$47,011,146
Money Market Fund	862,577	-	-	862,577
REITs	2,008,596			2,008,596
Total	$49,882,319	$-	$-	$49,882,319
Power Floating Rate Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,991,596	$-	$-	$19,991,596
Mutual Funds	55,542,940	-	-	55,542,940
Money Market Fund	795,524	-	-	795,524
Total	$76,330,060	$-	$-	$76,330,060
Power Momentum Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$56,749,798	$-	$-	$56,749,798
Money Market Fund	977,787	-	-	977,787
Total	$57,727,585	$-	$-	$57,727,585
Power Global Tactical Allocation/JA Forlines Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$113,497,994	$-	$-	$113,497,994
Exchange Traded Note	4,998,123			4,998,123
Money Market Fund	250,092	-	-	250,092
Total	$118,746,209	$-	$-	$118,746,209

The Funds did not hold any Level 2 or Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Power Income Fund	$156,379,455	$2,503,471	$(29,146)	$2,474,325
Power Dividend Index Fund	483,788,473	4,626,724	(64,002,030)	(59,375,306)
Power Dividend Mid-Cap Index Fund	51,888,385	124,228	(2,130,294)	(2,006,066)
Power Floating Rate Index Fund	76,029,845	321,778	(21,563)	300,215
Power Momentum Index Fund	56,621,027	1,397,327	(290,769)	1,106,558
Power Global Tactical Allocation/JA Forlines Fund	115,601,709	3,282,636	(138,136)	3,144,500